Schedule of Federal Income Tax Rate to Pretax Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total income tax expense from continuing operations	$ 116	$ (299)
FG Group Holdings Inc [Member]
Expected federal income tax provision			$ (2,194)	$ (1,403)
State income taxes, net of federal benefit			771	(662)
Foreign tax rate differential			285	71
Change in state tax rate			536	(303)
Change in valuation allowance			(1,813)	2,568
GILTI inclusion			(161)
Return to provision			(383)	61
Foreign dividend inclusion				69
Deferred tax adjustments			2,951	15
Other			(652)	57
Total income tax expense from continuing operations			(660)	473
Strong Global Entertainment Inc [Member]
Expected federal income tax provision			766	586
State income taxes, net of federal benefit			(7)	41
Foreign tax rate differential			157	99
Change in state tax rate			51	(136)
Change in valuation allowance			(328)	(211)
Return to provision			37	5
Other			(222)	(4)
Total income tax expense from continuing operations	$ 133	$ 55	477	535
Permanent items			$ 23	$ 155